Subsequent events (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($)	Jan. 31, 2024 EUR (€)	Jan. 29, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Oct. 30, 2023 EUR (€)	Sep. 28, 2023 EUR (€)
IfrsStatementLineItems [Line Items]
Short term bridge loan				€ 300,000	€ 245,000	€ 260,000
Short term bridge loan outstanding		€ 50,000	€ 250,000
At The Market Issuance Sales Agreement [Member]
IfrsStatementLineItems [Line Items]
Net proceeds | $	$ 6,398,264